Related Party Transactions - Schedule of Relationship of Related Parties (Details)	12 Months Ended
Sep. 30, 2025
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	One of the directors and shareholders of the Company